Goodwill (Tables)	12 Months Ended
Sep. 30, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in carrying amount of goodwill

Balance, September 30, 2009	$1,794.5
Purchase price allocation adjustment	(0.6)
Currency translation adjustment	0.2
Balance, September 30, 2010	$1,794.1
Impairment (as restated)	(427.8)
Currency translation adjustment	(0.1)
Balance, September 30, 2011 (As Restated)	$1,366.2